Summary of Vehicles and Equipment on Operating Lease (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Vehicles JPY (¥)	Mar. 31, 2011 Vehicles USD ($)	Mar. 31, 2010 Vehicles JPY (¥)	Mar. 31, 2011 Equipment JPY (¥)	Mar. 31, 2011 Equipment USD ($)	Mar. 31, 2010 Equipment JPY (¥)
Property, Plant, and Equipment Disclosure [Line Items]
Property Subject to or Available for Operating Lease, Gross	$ 29,969	¥ 2,491,946	¥ 2,613,248	¥ 2,404,032	$ 28,912	¥ 2,516,948	¥ 87,914	$ 1,057	¥ 96,300
Less - Accumulated depreciation	(7,964)	(662,255)	(791,169)
Vehicles and equipment on operating leases, net	$ 22,005	¥ 1,829,691	¥ 1,822,079